Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Number of segments		3	3
Requisite service period, Class B shares	3 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period	$ (7,543,986)	$ (7,543,986)	$ (7,543,986)	$ (7,326,997)	$ (7,270,169)
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period	$ (5,635,758)	$ (5,635,758)	$ (5,635,758)	(5,062,948)	(4,921,395)	$ (4,230,449)
Retained earnings | Cumulative effect of adoption of accounting guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment at beginning of period				$ 0	$ 14,305	$ 0